6. Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases
5.	LEASES

The Company has entered into operating leases primarily for real estate. These leases have terms which range from three years to five years, and often include one or more options to renew or in the case of equipment rental, to purchase the equipment. These operating leases are listed as separate line items on the Company's condensed consolidated financial statements and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments are also listed as separate line items on the Company's condensed consolidated financial statements.

Operating lease right-of-use assets and liabilities commencing after January 1, 2019 are recognized at commencement date based on the present value of lease payments over the lease term. For the nine months ended September 30, 2020, the Company recognized approximately $272,980 in total lease costs.

Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

Information related to the Company's operating ROU assets and related lease liabilities are as follows:

Three Months Ended September 30, 2020
Cash paid for operating lease liabilities	$266,825
Weighted-average remaining lease term	2.6
Weighted-average discount rate	10%
Minimum future lease payments	$817,946

The following table presents the amortization of the Company’s lease liabilities under ASC 842 for each of the following years ending December 31:

2020	$263,253
2021	304,326
2022	302,781
2023	25,990
2024 and thereafter	—

6.	LEASES

The Company has entered into operating leases primarily for real estate. These leases have terms which range from three years to five years, and often include one or more options to renew or in the case of equipment rental, to purchase the equipment. These operating leases are listed as separate line items on the Company's Consolidated Balance Sheets and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligation to make lease payments are also listed as separate line items on the Company's Consolidated Balance Sheets.

Operating lease ROU assets and liabilities commencing after January 1, 2019 are recognized at commencement date based on the present value of lease payments over the lease term. Based on the present value of the lease payments for the remaining lease term of the Company's existing leases, the Company recognized ROU assets and lease liabilities for operating leases of approximately $874,159 in assets, $263,253 in current liabilities and $633,097 in noncurrent liabilities as of December 31, 2019. During the year ended December 31, 2019, the Company recognized approximately $375,096 in total lease costs.

Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

Information related to the Company's operating right-of-use assets and related lease liabilities were as follows:

Year Ended December 31, 2019
Cash paid for operating lease liabilities	$352,693
Weighted-average remaining lease term (in years)	3.2
Weighted-average discount rate	10%
Minimum future lease payments	$1,084,771

The following table presents the amortization of the Company’s lease liabilities under ASC 842 as of December 31, 2019:

2020	$263,253
2021	$304,326
2022	$302,781
2023	$25,990
2024	$–